Ultra-Small Company Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of March 31, 2023
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.57%
Communication Services - 4.12%
Arena Group Holdings,
Inc. (The)* 10,000 $ 42,500
Charge Enterprises, Inc.* 100,500 110,550
comScore, Inc.* 36,300 44,649
Cumulus Media, Inc.,
Class A* 180,195 664,920
DallasNews Corp. 998 4,411
DHI Group, Inc.* 47,700 185,076
Direct Digital Holdings,
Inc., Class A* 7,200 23,328
Gannett Co., Inc.* 90,900 169,983
Harte Hanks, Inc.* 20,446 192,397
Salem Media Group, Inc.* 526,376 573,750
SPAR Group, Inc.* 120,200 156,260
Spok Holdings, Inc. 10,200 103,326
SurgePays , Inc.*+ 102,956 462,272
Townsquare Media, Inc.,
Class A 53,600 428,800
TrueCar , Inc.* 58,200 133,860
Zedge , Inc., Class B* 16,700 32,565
3,328,647
Consumer Discretionary - 8.40%
AMCON Distributing Co. 2,380 397,460
American Outdoor Brands,
Inc.* 8,400 82,656
American Public
Education, Inc.* 40,700 220,594
Barnes & Noble Education,
Inc.* 22,700 34,504
Bassett Furniture
Industries, Inc. 3,787 67,409
Betterware de Mexico
SAPI de CV. 4,600 54,740
Brilliant Earth Group, Inc.,
Class A*+ 89,217 348,838
Charles & Colvard , Ltd.* 76,185 70,852
Container Store Group,
Inc. (The)* 27,500 94,325
Crown Crafts, Inc. 41,600 240,448
Delta Apparel, Inc.* 15,590 171,490
Dixie Group, Inc. (The)* 25,600 19,456
Duluth Holdings, Inc.,
Class B* 5,900 37,642
Educational Development
Corp.* 55,700 163,758
Envela Corp.* 10,000 65,000
Flexsteel Industries, Inc. 416 8,012
GAN, Ltd.* 215,800 278,382
Hooker Furnishings Corp. 3,100 56,389
JAKKS Pacific, Inc.* 10,185 176,201
Jerash Holdings US, Inc. 24,900 117,528
Industry Company Shares Value
Consumer Discretionary (continued)
Kandi Technologies Group,
Inc.* 370,572 $ 1,022,779
Lakeland Industries, Inc. 15,300 223,380
Lazydays Holdings, Inc.* 5,900 68,853
Lifetime Brands, Inc. 20,000 117,600
Lincoln Educational
Services Corp.* 124,464 704,466
Live Ventures, Inc.* 10,302 326,264
Nautilus, Inc.* 46,800 62,712
PlayAGS , Inc.* 80,400 574,860
Potbelly Corp.* 22,000 183,260
Rocky Brands, Inc. 8,200 189,174
Strattec Security Corp.* 3,000 68,250
Superior Group of Cos.,
Inc. 3,900 30,693
Vera Bradley, Inc.* 20,000 119,800
Vince Holding Corp.*+ 26,200 181,566
VOXX International Corp.* 11,200 138,096
Weyco Group, Inc. 2,515 63,630
XWELL, Inc.* 16,700 6,027
6,787,094
Consumer Staples - 2.31%
Farmer Bros Co.* 29,200 112,712
Lifeway Foods, Inc.*+ 48,059 290,276
Limoneira Co. 19,069 317,690
MamaMancini's Holdings,
Inc.* 22,442 42,640
Mannatech , Inc. 23,388 391,749
Natural Alternatives
International, Inc.* 50,300 464,269
Natural Health Trends
Corp. 7,600 37,544
Nature's Sunshine
Products, Inc.* 8,700 88,827
Oil- Dri Corp. of America 1,900 79,059
Thorne HealthTech , Inc.* 8,700 40,194
1,864,960
Energy - 7.73%
Adams Resources &
Energy, Inc. 3,400 130,628
American Resources
Corp.*+ 636,750 955,125
Ardmore Shipping Corp. 45,300 673,611
Barnwell Industries, Inc. 80,030 176,066
Energy Services of
America Corp. 15,000 34,350
ENGlobal Corp.* 7,700 3,692
Epsilon Energy, Ltd. 89,156 476,093
Evolution Petroleum Corp. 69,917 441,176

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2023
Quarterly Report | March 31, 2023 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Energy (continued)
Forum Energy
Technologies, Inc.* 2,300 $ 58,489
Hallador Energy Co.* 131,441 1,207,943
Independence Contract
Drilling, Inc.* 19,380 63,179
Mammoth Energy
Services, Inc.* 54,500 229,990
Mexco Energy Corp.* 5,768 65,656
NACCO Industries, Inc.,
Class A 25,713 927,468
Natural Gas Services
Group, Inc.* 11,116 114,606
NCS Multistage Holdings,
Inc.* 700 16,590
North American
Construction Group, Ltd. 1,703 28,440
PEDEVCO Corp.* 122,617 129,974
PHX Minerals, Inc. 46,680 122,301
PrimeEnergy Resources
Corp.* 3,200 269,120
Smart Sand, Inc.* 67,218 118,304
6,242,801
Financials - 15.65%
Acacia Research Corp.* 169,200 653,112
ACNB Corp. 3,900 126,945
AmeriServ Financial, Inc. 15,000 45,750
Ames National Corp. 10,300 214,240
Atlantic American Corp.+ 81,700 200,165
Bank7 Corp. 3,540 86,907
Bankwell Financial Group,
Inc. 1,200 29,832
Blue Foundry Bancorp*+ 13,800 131,376
Blue Ridge Bankshares ,
Inc. 3,500 35,700
C&F Financial Corp. 2,300 118,933
CF Bankshares , Inc. 4,800 93,600
Chemung Financial Corp. 1,200 49,800
ChoiceOne Financial
Services, Inc. 3,500 88,340
Citizens & Northern Corp. 2,800 59,864
Citizens Community
Bancorp, Inc. 43,900 465,779
Citizens Financial
Services, Inc.+ 100 8,355
Citizens, Inc.* 7,831 29,053
Codorus Valley Bancorp,
Inc. 11,217 232,753
Colony Bankcorp , Inc. 17,300 176,460
Community Financial Corp.
(The) 1,200 39,756
Industry Company Shares Value
Financials (continued)
Community West
Bancshares 5,000 $ 63,250
Consumer Portfolio
Services, Inc.*+ 108,798 1,163,051
Eagle Bancorp Montana,
Inc. 2,700 38,097
ESSA Bancorp, Inc. 1,476 23,203
Evans Bancorp, Inc. 6,000 201,390
Finward Bancorp 1,442 41,962
First Bank 48 485
First Community Corp. 4,200 84,000
First United Corp. 3,117 52,553
FS Bancorp, Inc. 2,900 87,029
FVCBankcorp , Inc.*+ 25,500 271,575
Greenhill & Co., Inc. 22,800 202,236
Guild Holdings Co.,
Class A* 4,300 44,720
Investar Holding Corp. 2,700 37,692
Kingstone Cos., Inc. 16,200 22,194
Kingsway Financial
Services, Inc.* 24,612 216,832
LCNB Corp. 18,685 305,313
loanDepot , Inc., Class A+ 40,100 64,561
Logan Ridge Finance
Corp. 20,483 426,046
MainStreet Bancshares,
Inc. 7,300 171,477
Manhattan Bridge Capital,
Inc. 15,216 78,819
Medallion Financial Corp. 163,759 1,256,031
Meridian Corp. 24,540 309,204
Middlefield Banc Corp. 1,600 44,824
National Bankshares , Inc. 300 9,438
Nexpoint Real Estate
Finance, Inc. 3,200 50,144
Northeast Bank 1,485 49,985
Northeast Community
Bancorp, Inc. 11,600 152,192
Northrim BanCorp , Inc. 1,400 66,052
Oak Valley Bancorp 15,400 364,364
OP Bancorp 11,854 105,619
Orrstown Financial
Services, Inc. 5,000 99,300
Parke Bancorp, Inc. 5,600 99,568
Paysign , Inc.* 156,170 566,897
Peoples Bancorp of North
Carolina, Inc. 3,600 114,372
Portman Ridge Finance
Corp. 2,100 43,281
Princeton Bancorp, Inc. 1,300 41,236
Security National Financial
Corp., Class A* 174,366 1,082,813

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2023
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Silvercrest Asset
Management Group,
Inc., Class A 20,344 $ 369,854
Southern States
Bancshares, Inc. 1,900 42,845
Summit Financial Group,
Inc.+ 3,422 71,006
SuRo Capital Corp. 20,000 72,400
Timberland Bancorp, Inc. 9,562 258,365
US Global Investors, Inc.,
Class A 3,753 9,908
Virginia National
Bankshares Corp. 4,000 143,840
Western Asset Mortgage
Capital Corp. 52,275 477,271
Western New England
Bancorp, Inc. 30,900 253,689
12,637,703
Health Care - 30.36%
Accuray , Inc.* 50,900 151,173
Acumen Pharmaceuticals,
Inc.* 2,800 11,368
Agenus, Inc.* 204,600 310,992
Alimera Sciences, Inc.* 18,300 37,881
American Shared Hospital
Services* 209,067 587,478
Anixa Biosciences, Inc.* 21,000 90,300
Apollo Endosurgery , Inc.* 90,800 900,736
ARCA biopharma, Inc.* 46,948 93,426
ARS Pharmaceuticals, Inc.* 13,644 88,822
Assertio Holdings, Inc.*+ 305,900 1,948,583
Athira Pharma, Inc.* 12,768 31,920
Avita Medical, Inc.* 28,518 398,396
Biocept , Inc.* 94,200 32,028
Cabaletta Bio, Inc.*+ 63,621 526,146
CareCloud , Inc.* 211,251 707,691
Clearside Biomedical, Inc.* 104,000 108,160
Clene , Inc.* 100,774 113,875
Co.-Diagnostics, Inc.* 305,500 452,140
Context Therapeutics, Inc.* 105,809 59,486
Cumberland
Pharmaceuticals, Inc.* 233,068 454,483
CVRx , Inc.* 8,700 81,084
Cyclacel Pharmaceuticals,
Inc.* 64,068 36,762
Diffusion Pharmaceuticals,
Inc.* 16,565 68,910
Dominari Holdings, Inc.* 20,500 66,010
Dyne Therapeutics, Inc.* 10,400 119,808
Electromed , Inc.* 79,338 825,115
Industry Company Shares Value
Health Care (continued)
Enzo Biochem , Inc.* 163,400 $ 397,062
Eton Pharmaceuticals,
Inc.*+ 190,562 733,664
Exagen , Inc.*+ 6,500 15,795
Eyenovia , Inc.* 47,900 169,087
Fennec Pharmaceuticals,
Inc.*+ 34,200 284,544
FONAR Corp.* 47,300 766,260
Forte Biosciences, Inc.* 36,865 37,234
Harrow Health, Inc.* 202,900 4,293,364
Harvard Bioscience, Inc.* 89,383 375,409
Icosavax , Inc.* 8,052 46,702
IRIDEX Corp.* 226,900 471,952
Kewaunee Scientific Corp.* 16,900 265,837
Kronos Bio, Inc.* 7,610 11,111
Lineage Cell Therapeutics,
Inc.* 324,200 486,300
Lipocine , Inc.* 419,300 133,379
Milestone Scientific, Inc.* 243,700 219,330
Orthofix Medical, Inc.* 16,443 275,420
Ovid therapeutics, Inc.* 271,900 701,502
Passage Bio, Inc.* 249,500 238,946
Pieris Pharmaceuticals,
Inc.* 116,500 113,704
Pro- Dex , Inc.* 1,700 28,135
ProPhase Labs, Inc.+ 48,388 368,716
Protara Therapeutics, Inc.* 24,800 76,880
Pulmatrix , Inc.* 9,700 28,615
Retractable Technologies,
Inc.* 66,434 116,259
RVL Pharmaceuticals
PLC* 31,500 35,910
scPharmaceuticals , Inc.*+ 85,000 770,950
Semler Scientific, Inc.* 17,000 455,600
Singular Genomics
Systems, Inc.* 11,900 14,399
Societal CDMO, Inc.* 249,600 297,024
Stereotaxis , Inc.* 66,200 135,048
SunLink Health Systems,
Inc.* 192,800 211,116
Sunshine Biopharma, Inc.* 286,100 200,299
Tactile Systems
Technology, Inc.* 168,966 2,774,422
Talaris Therapeutics, Inc.* 34,400 64,672
Tela Bio, Inc.* 5,000 53,200
Terns Pharmaceuticals,
Inc.* 23,200 274,688
vTv Therapeutics, Inc.,
Class A* 27,018 21,825
XBiotech , Inc.* 41,300 142,485
Xilio Therapeutics, Inc.* 34,400 109,392

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2023
Quarterly Report | March 31, 2023 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
XOMA Corp.* 200 $ 4,222
24,523,232
Industrials - 10.68%
Acme United Corp. 27,485 632,155
Alpha Pro Tech, Ltd.* 8,900 37,024
ARC Document Solutions,
Inc. 485,953 1,540,471
Avalon Holdings Corp.,
Class A* 14,700 38,955
BGSF, Inc. 4,500 47,925
Bowman Consulting
Group, Ltd.* 2,700 77,517
DLH Holdings Corp.* 96,600 1,108,002
Energous Corp.* 133,200 71,928
Graham Corp.* 19,900 260,292
Hudson Global, Inc.* 10,958 244,473
Hudson Technologies, Inc.* 99,600 869,508
Innodata, Inc.* 11,200 95,648
Innovative Solutions and
Support, Inc.* 6,400 46,976
Limbach Holdings, Inc.* 7,100 122,830
LS Starrett Co. (The),
Class A* 31,001 347,831
LSI Industries, Inc. 58,300 812,119
Mastech Digital, Inc.* 17,200 211,990
Mistras Group, Inc.* 99,300 673,254
Orion Group Holdings,
Inc.* 23,965 62,070
Park-Ohio Holdings Corp. 4,700 56,776
Patriot Transportation
Holding, Inc.* 12,400 98,084
Quest Resource Holding
Corp.* 9,700 59,558
RCM Technologies, Inc.* 17,914 207,086
Sunworks , Inc.*+ 275,373 396,537
Virco Mfg. Corp.* 17,600 69,872
Willis Lease Finance
Corp.* 4,900 268,422
Yellow Corp.* 82,700 167,881
8,625,184
Information Technology - 11.55%
Airgain , Inc.* 17,200 92,364
Amtech Systems, Inc.* 7,800 74,412
Applied Optoelectronics,
Inc.* 28,800 63,648
AstroNova , Inc.* 28,300 398,747
Astrotech Corp.*+ 4,700 50,102
Asure Software, Inc.* 22,900 332,050
AudioEye , Inc.* 663 4,707
Industry Company Shares Value
Information Technology (continued)
Brightcove , Inc.* 33,200 $ 147,740
Cemtrex , Inc.* 18,929 156,164
Climb Global Solutions,
Inc. 3,500 186,515
Coda Octopus Group,
Inc.* 2,900 21,025
Computer Task Group,
Inc.* 128,810 933,873
CoreCard Corp.* 3,401 102,472
Immersion Corp. 23,300 208,302
inTEST Corp.* 138,534 2,873,195
Issuer Direct Corp.* 5,268 110,760
Iteris , Inc.* 18,800 88,172
Key Tronic Corp.* 18,100 131,587
KVH Industries, Inc.* 5,400 61,452
Mind CTI, Ltd. 5,600 11,088
Park City Group, Inc.+ 6,427 40,683
PCTEL, Inc. 196,141 829,676
RF Industries, Ltd.* 29,696 128,881
Richardson Electronics,
Ltd. 18,502 412,965
SigmaTron International,
Inc.* 70,800 186,204
SilverSun Technologies,
Inc.* 1,900 5,795
Synchronoss
Technologies, Inc.* 524,900 493,406
Taitron Components, Inc.,
Class A 68,200 245,520
TESSCO Technologies,
Inc.* 49,629 238,219
TSR, Inc.*+ 5,328 42,837
Universal Security
Instruments, Inc.*+ 100,600 233,392
Wireless Telecom Group,
Inc.* 191,592 354,445
Wrap Technologies, Inc.* 38,400 66,048
9,326,446
Materials - 6.45%
Advanced Emissions
Solutions, Inc.* 306,164 606,205
AgroFresh Solutions,
Inc.*# 154,592 463,776
Ampco -Pittsburgh Corp.* 58,032 142,178
Ascent Industries Co.* 43,255 395,351
Caledonia Mining Corp.
PLC 30,435 462,612
Core Molding
Technologies, Inc.* 38,468 692,039
Flexible Solutions
International, Inc.* 55,300 172,536

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2023
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Materials (continued)
Friedman Industries, Inc. 90,521 $ 1,026,508
Gold Resource Corp. 936,148 982,955
Gulf Resources, Inc.* 81,460 219,128
Northern Technologies
International Corp. 252 2,981
Universal Stainless & Alloy
Products, Inc.* 4,900 45,815
5,212,084
Real Estate - 0.93%
American Realty Investors,
Inc.* 8,000 210,560
AMREP Corp.* 28,100 393,119
Clipper Realty, Inc. 18,863 108,274
Maui Land & Pineapple
Co., Inc.* 3,200 38,272
750,225
Utilities - 1.39%
Cadiz, Inc.* 55,300 223,412
Consolidated Water Co.,
Ltd. 31,500 517,545
Spruce Power Holding
Corp.* 466,600 382,612
1,123,569
TOTAL COMMON STOCKS - 99.57% 80,421,945
(Cost $81,906,935)
.
Rights - 0.00%
Enliven Therapeutics, Inc.,
CVR*
∆
#+++ 18,900 —
TOTAL RIGHTS - 0.00% —
(Cost $ — )
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.56%
Fidelity Investments Money
Market Government
Portfolio Class I 4.72% 453,082
453,082
TOTAL MONEY MARKET FUND - 0.56% 453,082
(Cost $453,082)
^
Rate^
B
Shares
B
Value
.
Investments Purchased With Cash Proceeds
From Securities Lending - 5.15%
Dreyfus Institutional
Preferred Government
Plus Money Market
Fund** 4.89% 4,161,135
$ 4,161,135
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 5.15% 4,161,135
(Cost $4,161,135)
TOTAL INVESTMENTS
-
105.28%
$ 85,036,162
(Cost $86,521,152)
Liabilities in Excess of Other Assets - (5.28%) (4,263,693)
NET ASSETS - 100.00% $ 80,772,469
# Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $463,776, which is 0.57% of total net assets.
∆ Security was fair valued using significant unobservable inputs.
As such, the security is classified as Level 3 in the fair value hierarchy.
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
March 31, 2023.
^ Rate disclosed as of March 31, 2023.
+ This security or a portion of the security is out on loan as of
March 31, 2023. Total loaned securities had a value of
$4,959,588 as of March 31, 2023.
+++ No stated maturity date.
CVR - Contingent Value Right
PLC - Public Limited Company

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

Quarterly Report | March 31, 2023 (Unaudited)
Summary of inputs used to value the Fund’s investments as of 3/31/2023 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks
Materials $ 4,748,308 $ 463,776 $ – $ 5,212,084
Other Industries (a) 75,209,861 – – 75,209,861
Total Common Stocks 79,958,169 463,776 – 80,421,945
Rights – – 0 0
Money Market Fund 453,082 – – 453,082
Investments Purchased With Cash Proceeds From Securities
Lending 4,161,135 – – 4,161,135
TOTAL
$84,572,386 $463,776 $0 $85,036,162
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Common
Stocks Rights Warrants Total
Balance as of 06/30/2022 $ – $ – $ – $ –
Purchases/Issuances – 0 – 0
Sales/Expirations – – – –
Return of Capital – – – –
Realized Gain/(Loss) – – – –
Change in unrealized Appreciation/(Depreciation) – – – –
Transfers in – – – –
Transfers out – – – –
Balance as of 03/31/2023 $ – $ 0 $ – $ 0
Net change in unrealized Appreciation/(Depreciation) from investments held as of 03/31/2023 $ – $ – $ – $ –